Income Taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 93,592	$ 79,475
Accruals	3,503	2,879
Stock-based compensation	6,380	2,841
Bad debt	241	262
Deferred rent	4,167	5,043
Interest expense	735
Other	691	1,185
Total deferred tax asset	109,309	91,685
Valuation allowance	(66,848)	(83,978)
Net deferred tax asset	42,461	7,707
Deferred tax liabilities
Deferred state income tax	(1,596)	(2,087)
Depreciation and amortization	(1,905)	(1,720)
Intangible assets	(37,352)	(3,905)
Total deferred tax liability	(40,853)	(7,712)
Net deferred tax asset (liability)	$ 1,608	$ 5